Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Operating lease right-of-use assets	$ 40,620	$ 22,120
Lease Liability related to Director	35,573	16,963
Interest Expense	140,805	151,148	$ 126,628
Directors [Member]
Related Party Transaction [Line Items]
Operating lease right-of-use assets	2,257	2,867
Lease Liability related to Director	$ 2,634	$ 3,327